Transamerica BlackRock Real Estate Securities VP

SCHEDULE OF INVESTMENTS

At March 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS - 95.0%
Australia - 2.7%
Charter Hall Group, REIT	46,276	$ 414,642
Goodman Group, REIT	45,827	1,009,674
Lendlease Corp. Ltd.	243,789	1,021,503
National Storage, REIT	1,408,732	2,203,200

		4,649,019

Belgium - 0.9%
VGP NV (A)	12,809	1,466,195

Canada - 0.7%
Chase Properties, REIT	120,585	1,226,726

France - 1.2%
Unibail-Rodamco-Westfield, REIT (B)	25,963	2,086,758

Germany - 2.3%
Vonovia SE	130,804	3,866,630

Hong Kong - 7.2%
CK Asset Holdings Ltd.	667,500	2,746,106
Hang Lung Group Ltd.	80,000	92,093
Hang Lung Properties Ltd.	172,000	176,244
Henderson Land Development Co. Ltd.	128,000	364,691
Link, REIT	932,419	4,008,726
Sun Hung Kai Properties Ltd.	277,000	2,670,233
Wharf Holdings Ltd. (A)	93,000	305,370
Wharf Real Estate Investment Co. Ltd.	551,000	1,791,635

		12,155,098

Israel - 0.5%
Amot Investments Ltd.	56,242	266,460
Azrieli Group Ltd.	7,340	530,011

		796,471

Japan - 10.6%
Daito Trust Construction Co. Ltd.	7,100	807,650
Daiwa House Industry Co. Ltd.	63,700	1,888,109
Daiwa House Investment Corp., REIT	684	1,168,466
Invincible Investment Corp., REIT	2,844	1,275,648
Japan Hotel Investment Corp., REIT	4,474	2,343,693
Katitas Co. Ltd. (A)	85,200	1,108,197
KDX Realty Investment Corp., REIT	1,282	1,362,623
Mitsubishi Estate Co. Ltd.	246,000	4,460,761
Mitsui Fudosan Logistics Park, Inc., REIT	588	1,767,340
ORIX J-REIT, Inc.	1,162	1,263,477
Tokyu Fudosan Holdings Corp.	59,200	476,126

		17,922,090

Mexico - 0.7%
Corp. Inmobiliaria Vesta SAB de CV, ADR	29,537	1,159,032

Singapore - 0.7%
Capitaland Investment Ltd. (A)	619,900	1,230,389

Spain - 2.1%
Cellnex Telecom SA (B) (C)	49,793	1,760,377
Merlin Properties Socimi SA, REIT	160,111	1,723,039

		3,483,416

	Shares	Value
COMMON STOCKS (continued)
Sweden - 1.8%
Castellum AB (A) (B)	121,070	$ 1,593,681
Sagax AB, Class B	54,800	1,445,770

		3,039,451

Switzerland - 0.9%
Swiss Prime Site AG	15,699	1,480,512

United Kingdom - 3.8%
Big Yellow Group PLC, REIT	83,129	1,116,362
Segro PLC, REIT	128,141	1,461,744
Tritax Big Box PLC, REIT	686,578	1,362,239
UNITE Group PLC, REIT	200,273	2,472,135

		6,412,480

United States - 58.9%
Agree Realty Corp., REIT	65,566	3,745,130
American Healthcare REIT, Inc.	87,055	1,284,061
AvalonBay Communities, Inc., REIT	26,128	4,848,312
Boston Properties, Inc., REIT	26,453	1,727,645
CareTrust, Inc., REIT	64,725	1,577,348
Cousins Properties, Inc., REIT	46,838	1,125,986
Digital Realty Trust, Inc., REIT	34,861	5,021,378
Ensign Group, Inc.	9,923	1,234,620
EPR Properties, REIT	52,897	2,245,478
Equinix, Inc., REIT	8,017	6,616,671
Essential Properties Realty Trust, Inc., REIT	102,902	2,743,367
Extra Space Storage, Inc., REIT	43,987	6,466,089
Federal Realty Investment Trust, REIT	25,456	2,599,567
Healthpeak Properties, Inc., REIT	147,783	2,770,931
Host Hotels & Resorts, Inc., REIT	27,373	566,074
Invitation Homes, Inc., REIT	94,334	3,359,234
Mid-America Apartment Communities, Inc., REIT	22,206	2,921,865
Prologis, Inc., REIT	67,993	8,854,048
Public Storage, REIT	4,302	1,247,838
Regency Centers Corp., REIT	58,289	3,529,982
Rexford Industrial Realty, Inc., REIT	71,574	3,600,172
Ryman Hospitality Properties, Inc., REIT	26,660	3,082,163
SBA Communications Corp., REIT	4,231	916,858
Simon Property Group, Inc., REIT	19,738	3,088,800
SITE Centers Corp., REIT	138,857	2,034,255
SL Green Realty Corp., REIT	13,832	762,558
STAG Industrial, Inc., REIT	81,316	3,125,787
Sun Communities, Inc., REIT	27,592	3,547,779
UDR, Inc., REIT	73,411	2,746,306
VICI Properties, Inc., REIT	175,236	5,220,280
Welltower, Inc., REIT	70,792	6,614,804

		99,225,386

Total Common Stocks (Cost $157,026,426)		160,199,653

OTHER INVESTMENT COMPANY - 0.0% (D)
Securities Lending Collateral - 0.0% (D)
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.29% (E)	1,035	1,035

Total Other Investment Company (Cost $1,035)		1,035

Transamerica Series Trust	Page 1

Transamerica BlackRock Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 4.8%

Fixed Income Clearing Corp., 2.50% (E), dated 03/28/2024, to be repurchased at $8,036,074 on 04/01/2024. Collateralized by a U.S. Government Obligation, 4.00%, due 12/15/2025, and with a value of $8,194,611.

$ 8,033,842	$ 8,033,842

Total Repurchase Agreement (Cost $8,033,842)	8,033,842

Total Investments (Cost $165,061,303)	168,234,530
Net Other Assets (Liabilities) - 0.2%	332,021

Net Assets - 100.0%	$ 168,566,551

Transamerica Series Trust	Page 2

Transamerica BlackRock Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	04/15/2024	USD	5,674	JPY	831,000	$171	$—
BNP	04/15/2024	SGD	5,139,000	USD	3,881,217	—	(72,608)
BNP	04/15/2024	AUD	6,065,000	USD	3,997,405	—	(43,467)
BNP	04/15/2024	JPY	34,709,000	USD	234,371	—	(4,562)
BOA	04/15/2024	AUD	49,000	USD	32,224	—	(279)
BOA	04/15/2024	KRW	345,205,000	USD	258,823	—	(2,191)
BOA	04/15/2024	GBP	137,000	USD	174,760	—	(1,832)
BOA	04/15/2024	ILS	606,000	USD	166,212	—	(1,306)
CITI	04/15/2024	USD	15,285	EUR	14,000	172	—
CITI	04/15/2024	USD	92,165	SEK	959,000	2,519	—
CITI	04/15/2024	NZD	581,000	USD	364,498	—	(17,375)
CITI	04/15/2024	AUD	121,000	USD	79,104	—	(220)
CITI	04/15/2024	GBP	296,000	USD	378,288	—	(4,661)
HSBC	04/15/2024	USD	379,011	AUD	582,000	—	(410)
HSBC	04/15/2024	USD	5,542	CHF	5,000	—	(12)
HSBC	04/15/2024	USD	531,811	EUR	490,000	2,860	—
HSBC	04/15/2024	USD	26,394	GBP	21,000	—	(114)
HSBC	04/15/2024	USD	374,346	HKD	2,928,000	62	—
HSBC	04/15/2024	ILS	2,739,000	USD	735,886	9,458	—
HSBC	04/15/2024	CAD	1,269,000	USD	951,022	—	(13,974)
HSBC	04/15/2024	AUD	748,000	USD	498,686	—	(11,045)
HSBC	04/15/2024	NOK	700,000	USD	68,378	—	(3,876)
HSBC	04/15/2024	SEK	3,838,000	USD	376,235	—	(17,463)
HSBC	04/15/2024	EUR	14,000	USD	15,388	—	(275)
HSBC	04/15/2024	GBP	225,000	USD	286,241	—	(2,235)
HSBC	04/15/2024	JPY	92,776,000	USD	624,880	—	(10,609)
HSBC	04/15/2024	HKD	2,869,000	USD	366,949	—	(207)
JPM	04/15/2024	USD	415,781	EUR	384,000	1,256	—
JPM	04/15/2024	USD	336,953	HKD	2,629,000	890	—
JPM	04/15/2024	USD	781,004	JPY	116,245,000	11,344	—
JPM	04/15/2024	USD	11,512	KRW	15,123,000	270	—
JPM	04/15/2024	USD	174,715	SGD	235,000	552	—
JPM	04/15/2024	JPY	360,333,103	USD	2,528,376	—	(142,604)
JPM	04/15/2024	CAD	7,000	USD	5,203	—	(34)
JPM	04/15/2024	EUR	118,000	USD	127,275	105	—
JPM	04/15/2024	AUD	1,842,000	USD	1,201,905	—	(1,055)
NOMI	04/15/2024	USD	2,169	EUR	2,000	10	—
NOMI	04/15/2024	GBP	463,000	USD	584,829	—	(406)
NOMI	04/15/2024	JPY	45,635,000	USD	302,059	91	—
SSB	04/15/2024	USD	939,250	EUR	860,000	10,887	—
SSB	04/15/2024	USD	1,926,493	GBP	1,522,000	5,343	—
SSB	04/15/2024	USD	6,341,837	HKD	49,495,000	14,930	—
SSB	04/15/2024	USD	723,742	JPY	108,213,000	7,262	—
SSB	04/15/2024	USD	152,184	SEK	1,584,000	4,113	—
SSB	04/15/2024	JPY	53,362,000	USD	365,160	—	(11,849)
SSB	04/15/2024	SEK	281,000	USD	27,269	—	(1,001)
SSB	04/15/2024	GBP	200,000	USD	253,934	—	(1,484)
UBS	04/15/2024	USD	5,423	EUR	5,000	26	—
UBS	04/15/2024	CHF	313,000	USD	371,915	—	(24,274)
UBS	04/15/2024	GBP	300,000	USD	383,522	—	(4,846)
UBS	04/15/2024	EUR	30,000	USD	32,735	—	(351)
UBS	04/15/2024	JPY	109,266,000	USD	728,747	—	(5,295)
UBS	04/15/2024	HKD	263,000	USD	33,643	—	(24)

Total						$72,321	$(401,944)

Transamerica Series Trust	Page 3

Transamerica BlackRock Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Specialized REITs	18.5%	$31,054,154
Real Estate Management & Development	16.0	26,929,589
Retail REITs	13.3	22,319,944
Industrial REITs	12.6	21,181,004
Residential REITs	11.8	19,895,631
Health Care REITs	7.3	12,247,144
Diversified REITs	4.4	7,412,137
Hotel & Resort REITs	4.3	7,267,578
Office REITs	2.9	4,879,666
Construction & Engineering	1.7	2,909,612
Diversified Telecommunication Services	1.0	1,760,377
Health Care Providers & Services	0.7	1,234,620
Building Products	0.7	1,108,197

Investments	95.2	160,199,653
Short-Term Investments	4.8	8,034,877

Total Investments	100.0%	$168,234,530

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$101,611,144	$58,588,509	$—	$160,199,653
Other Investment Company	1,035	—	—	1,035
Repurchase Agreement	—	8,033,842	—	8,033,842

Total Investments	$101,612,179	$66,622,351	$—	$168,234,530

Other Financial Instruments
Forward Foreign Currency Contracts (G)	$—	$72,321	$—	$72,321

Total Other Financial Instruments	$—	$72,321	$—	$72,321

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (G)	$—	$(401,944)	$—	$(401,944)

Total Other Financial Instruments	$—	$(401,944)	$—	$(401,944)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,581,073, collateralized by cash collateral of $1,035 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $3,768,445. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the value of the 144A security is $1,760,377, representing 1.0% of the Portfolio’s net assets.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Rates disclosed reflect the yields at March 31, 2024.
(F)	There were no transfers in or out of Level 3 during the period ended March 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(G)	Derivative instruments are valued at unrealized appreciation (depreciation).

Transamerica Series Trust	Page 4

Transamerica BlackRock Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

CURRENCY ABBREVIATIONS:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israel New Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:
BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
NOMI	Nomura International PLC
SSB	State Street Bank & Trust Co.
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:
ADR	American Depositary Receipt
J-REIT	Japan-Real Estate Investment Trust
REIT	Real Estate Investment Trust

Transamerica Series Trust	Page 5

Transamerica BlackRock Real Estate Securities VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica BlackRock Real Estate Securities VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 6

Transamerica BlackRock Real Estate Securities VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 7